UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smart Portfolios, LLC
Address: 17865 Ballinger Way NE

         Seattle, WA  98155-4234

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ron Thompson
Title:     Chief Operating Officer
Phone:     (206)-686-4840

Signature, Place, and Date of Signing:

     /s/  Ron Thompson     Seattle, WA     February 6, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $160,097 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares iBoxx $ HY Corp Bond   COM              464288513     8798    98376 SH       SOLE                                      98376
SPDR Barclays Capital 1-3 Mont ETF              78464A680     4604   100461 SH       SOLE                   100260               201
TIAA-CREF Bond Fund - Retireme ETF              886315720      204    19072 SH       SOLE                                      19072
TIAA-CREF Inflation-Linked Bon ETF              886315696      266    21927 SH       SOLE                                      21927
iShares iBoxx $ Invest Grade C ETF              464287242     7781    68401 SH       SOLE                    16476             51925
iShares iBoxx $ Invest Grade C ETF              464287457    61133   723464 SH       SOLE                   260374            463090
PowerShares QQQ                ETF              73935A104     8432   151037 SH       SOLE                                     151037
SPDR S&P 500                   ETF              78462F103     8726    69533 SH       SOLE                                      69533
SPDR S&P MidCap 400 ETF        ETF              78467Y107     8175    51258 SH       SOLE                     6031             45227
TIAA-CREF Social Choice Eq Pre ETF              87245M517      222    21087 SH       SOLE                                      21087
iShares Dow Jones US Telecom   ETF              464287713     6809   324216 SH       SOLE                    45554            278662
iShares MSCI Australia Index   ETF              464286103     5590   260715 SH       SOLE                    67130            193585
iShares MSCI Brazil Index      ETF              464286400     5572    97086 SH       SOLE                    25683             71403
iShares MSCI Singapore Index   ETF              464286673      888    82029 SH       SOLE                    81858               171
iShares S&P Latin America 40 I ETF              464287390     3860    90669 SH       SOLE                    23103             67566
PowerShares DB Agriculture     ETF              73936B408      914    31643 SH       SOLE                    31363               280
SPDR Gold Shares               ETF              78463V107     9388    61764 SH       SOLE                    14664             47100
iPath Dow Jones-AIG Commodity  ETF              06738C778      465    11004 SH       SOLE                                      11004
Energy Select Sector SPDR      ETF              81369Y506     4258    61600 SH       SOLE                                      61600
Health Care Select Sector SPDR ETF              81369Y209     4355   125536 SH       SOLE                    29454             96082
Materials Select Sector SPDR   ETF              81369Y100     4245   126725 SH       SOLE                                     126725
PowerShares DB US Dollar Index ETF              73936D107     3992   177675 SH       SOLE                    44040            133635
ProShares Short Russell 2000   ETF              74347R826     1066    35909 SH       SOLE                    29109              6800
ProShares UltraShort Financial ETF              74347X146      354     5970 SH       SOLE                     5958                12